Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net

9.         Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Buildings and improvements	642,901,735	642,901,735	92,677,200
Machinery	926,621,646	924,995,666	133,342,319
Office equipment and furnishing	1,468,593	1,468,593	211,704
Motor vehicles	1,715,958	1,715,958	247,363

Total cost	1,572,707,932	1,571,081,952	226,478,586
Total accumulated depreciation	(611,246,250)	(725,365,126)	(104,564,671)
Construction in progress	26,931,306	30,523,703	4,400,130

Total property, plant, and equipment, net	988,392,988	876,240,529	126,314,045

Certain buildings with an aggregate carrying value of RMB89,567,625 and RMB115,614,217 ($16,666,314), respectively, and certain equipment with an aggregate carrying value of RMB133,059,754 and RMB152,421,561 ($21,972,259), respectively, were pledged as collateral for borrowings from the financial institutions as of December 31, 2015  and 2016. For the years ended December 31, 2014, 2015 and 2016, no interests were capitalized as borrowing cost in property, plant and equipment.

The depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were RMB118,209,623, RMB119,717,245 and RMB 115,744,856 ($16, 685,146), respectively.

Construction in progress refers to mainly the new office buildings and production facilities under construction.